                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-PX

         ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act file number:                  811-05582

Exact name of registrant as specified in charter:    Oppenheimer Cash Reserves

Address of principal executive offices:              6803 South Tucson Way
                                                     Centennial, CO 80112-3924

Name and address of agent for service:               Robert G. Zack,
                                                     Executive Vice President &
                                                     General Counsel
                                                     OppenheimerFunds, Inc.
                                                     Two World Financial Center
                                                     225 Liberty Street
                                                     New York, NY 10281-1008

Registrant's telephone number, including area code:  303-768-3200

Date of fiscal year end:                             07/31

Date of reporting period:                            07/01/2009-06/30/2010

Item 1. Proxy Voting Record: The Fund held no voting securities during the period covered by this report.  No records are attached.

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                            SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  Oppenheimer Cash Reserves

By:          William F. Glavin, Jr.*
             --------------
             William F. Glavin, Jr.
             President and Principal Executive Officer

Date:        August 23, 2010

*By:         /s/ Randy Legg
             --------------
             Randy Legg, Attorney in Fact